Investment Strategy - T. Rowe Price Intermediate Tax-Free High Yield Fund	Apr. 24, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Effective August 1, 2026, the T. Rowe Price Intermediate Tax-Free High Yield Fund will change its name to the T. Rowe Price Intermediate High Yield Municipal Bond Fund.

The fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in securities whose interest is free from federal income taxes, and normally at least 80% of the fund’s income will be exempt from federal income taxes. Any derivatives that provide exposure to the investment focus suggested by the fund’s name, or to one or more market risk factors associated with the investment focus suggested by the fund’s name, are counted (as applicable) toward compliance with the fund’s 80% investment policy.

Subject to shareholder approval, the fund’s Board of Directors has approved changing the fund’s 80% investment policy to the following: “The fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in municipal bonds whose income is exempt from regular federal income taxes.” If approved by shareholders, the new 80% investment policy is expected to become effective on August 1, 2026.

The fund also has a policy that up to 20% of the fund’s income could be derived from securities subject to the alternative minimum tax. Subject to shareholder approval, the fund’s Board of Directors has approved eliminating this policy. If approved by shareholders, the elimination of the alternative minimum tax policy is expected to become effective on August 1, 2026.

Because the change to the fund’s 80% investment policy and elimination of the alternative minimum tax policy require shareholder approval to become effective, the changes are being proposed for approval at a special shareholder meeting scheduled for June 25, 2026. All shareholders who held shares of the fund at the close of business on March 27, 2026, are eligible to vote on the proposed changes.

The proposed changes are intended to provide the fund with greater long-term flexibility in executing its investment program, align the policies with the fund’s new name, and reduce potential compliance risks for the fund, although the changes are not expected to substantially affect the way the fund is currently managed. Proxy materials for the special shareholder meeting describe the proposed changes and the rationale in greater detail. If either proposed change is not approved by shareholders, the name change will still become effective on August 1, 2026.

The fund may invest in securities rated in any rating category, but generally seeks higher-yielding municipal bonds, including those that are rated below investment grade (BB and lower, or an equivalent rating) by credit rating agencies or, if unrated, deemed by the adviser to be of comparable credit quality, known as “junk” bonds. Although the fund may purchase securities of any maturity, the fund normally maintains a weighted average effective maturity of between three and 10 years. Targeting within this range of effective maturity gives the portfolio manager additional flexibility.

From time to time, the fund may invest a significant portion of its assets in sectors with special risks, such as health care, transportation, utilities, or private activity bonds.

Strategy Portfolio Concentration [Text]	The fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in securities whose interest is free from federal income taxes, and normally at least 80% of the fund’s income will be exempt from federal income taxes.